Receivables and Other Assets from YR TV Station Under Arbitration (Details Textual)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2014 China YR TV Station [Member] USD ($)	Dec. 31, 2014 China YR TV Station [Member] CNY	Dec. 31, 2012 China YR TV Station [Member] USD ($)	Dec. 31, 2011 China YR TV Station [Member] USD ($)	Dec. 31, 2013 Ant [Member] USD ($)	Dec. 31, 2013 Ant [Member] CNY
Receivables and Other Assets From Yr Tv Station Under Arbitration (Textual)
Recovery of capital investment including interest					$ 8,571,000	54,000,000
Liability for Unpaid Claims and Claims Adjustment Expense, Incurred Claims									14,867,000	90,000,000
Impairment Charges On Receivable From Subsidiary			$ 3,345,284	$ 680,000			$ 3,345,284	$ 680,000